Segment information - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	£ 15,265.4	£ 14,388.9	[1]	£ 12,235.2	[1]
Headline PBIT	2,267.1	2,160.3		1,774.0
Share-based payments	105.0	106.5		99.0
Capital additions	326.2	285.1		246.4
Depreciation and amortization	267.0	259.4		228.4
Goodwill impairment	27.1	27.0		15.1
Share of results of associates	113.5	49.8	[1]	47.0	[1]
Interests in associates and joint ventures	1,065.2	1,069.4		758.6
Advertising and media investment management [member]
Disclosure of operating segments [line items]
Revenue	7,180.3	6,547.3		5,552.8
Revenue less pass-through costs	5,851.9	5,413.5		4,652.0
Headline PBIT	£ 1,109.0	£ 1,027.2		£ 859.7
Revenue less pass-through costs margin	19.00%	19.00%		18.50%
Share-based payments	£ 57.0	£ 60.7		£ 55.4
Capital additions	171.3	126.2		119.7
Depreciation and amortization	108.8	105.4		96.9
Goodwill impairment	19.5	20.9		15.1
Share of results of associates	27.0	8.3		26.8
Interests in associates and joint ventures	193.1	285.6		377.0
Data investment management [member]
Disclosure of operating segments [line items]
Revenue	2,690.9	2,661.1		2,425.9
Revenue less pass-through costs	2,052.3	1,994.0		1,768.1
Headline PBIT	£ 350.3	£ 351.5		£ 286.1
Revenue less pass-through costs margin	17.10%	17.60%		16.20%
Share-based payments	£ 14.4	£ 13.0		£ 13.7
Capital additions	58.8	61.5		58.1
Depreciation and amortization	59.9	60.9		51.8
Share of results of associates	15.3	13.2		0.8
Interests in associates and joint ventures	106.3	109.4		86.4
Public relations & public affairs [member]
Disclosure of operating segments [line items]
Revenue	1,171.9	1,101.3		945.8
Revenue less pass-through costs	1,140.9	1,078.8		929.7
Headline PBIT	£ 183.2	£ 179.8		£ 145.2
Revenue less pass-through costs margin	16.10%	16.70%		15.60%
Share-based payments	£ 8.6	£ 7.5		£ 6.7
Capital additions	10.6	10.3		9.1
Depreciation and amortization	12.2	11.6		9.8
Goodwill impairment	7.6
Share of results of associates	6.3	3.2		2.3
Interests in associates and joint ventures	34.2	108.1		92.0
Brand consulting, health & wellness and specialist communications [member]
Disclosure of operating segments [line items]
Revenue	4,222.3	4,079.2		3,310.7
Revenue less pass-through costs	4,094.5	3,911.5		3,174.5
Headline PBIT	£ 624.6	£ 601.8		£ 483.0
Revenue less pass-through costs margin	15.30%	15.40%		15.20%
Share-based payments	£ 25.0	£ 25.3		£ 23.2
Capital additions	85.5	87.1		59.5
Depreciation and amortization	86.1	81.5		69.9
Goodwill impairment		6.1
Share of results of associates	64.9	25.1		17.1
Interests in associates and joint ventures	£ 731.6	£ 566.3		£ 203.2

[1]	Prior year figures have been re-presented as described in the accounting policies.